Statements of Operations and Comprehensive Income (Loss) - Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements of Operations and Comprehensive Income (Loss)
Tax expense (benefit) portion of change in unrealized gains (losses)	$ (105)	$ 210	$ 716
Tax expense (benefit) portion of Reclassification Adjustment for losses (gains) included in net income		$ (1,429)	$ (63)